UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: DECEMBER 31, 1999

Check here if Amendment [    ];  Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Parker Carlson & Johnson
Address:  120 West Third Street

          Suite 300
          Dayton, OH 45402-1819

13F File Number:  801-17956

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dayton and State of Ohio on the 11th day of FEBRUARY, 2000.

Signature:  _________________________
            James M. Johnson,
            Chief Investment Officer

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Totals:          51

Form 13F Information Table Value Total:      $ 56,684


List of Other Included Managers:

No.  13F File Number          Name

01
02
03

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     1660    20000 SH       SOLE                    20000
America Online Inc             COM              02364J104     5316    70058 SH       SOLE                    70058
American Express Co            COM              025816109     1999    12025 SH       SOLE                    12025
American Home Prods            COM              026609107      972    24775 SH       SOLE                    24775
American Intl Group            COM              026874107     2492    23047 SH       SOLE                    23047
Bristol Myers Squibb           COM              110122108      257     4000 SH       SOLE                     4000
Campbell Soup Co               COM              134429109      524    13550 SH       SOLE                    13550
Chevron Corporation            COM              166751107      368     4250 SH       SOLE                     4250
Cisco Systems Co Inc           COM              17275R102     2934    27385 SH       SOLE                    27385
Citigroup Inc                  COM              172967101     1812    32541 SH       SOLE                    32541
Clorox Co                      COM              189054109      970    19260 SH       SOLE                    19260
Cooper Cameron Corp            COM              216640102      507    10350 SH       SOLE                    10350
Disney Walt Co Hld Co          COM              254687163      723    24725 SH       SOLE                    24725
E M C Corp Mass                COM              268648102     2543    23280 SH       SOLE                    23280
Emerson Elec Co                COM              291011104      368     6420 SH       SOLE                     6420
Exxon Mobil Corp               COM              302290101     1104    13706 SH       SOLE                    13706
Federal Natl Mtg Assn          COM              313586109      689    11040 SH       SOLE                    11040
First Franklin Corp            COM              320272107      219    16212 SH       SOLE                    16212
Firstar Corp                   COM              33763V109      328    15549 SH       SOLE                    15549
Four Season Hotel Inc          LTD VTG SH       35100E104      322     6050 SH       SOLE                     6050
Franklin Res Inc               COM              354613101      487    15190 SH       SOLE                    15190
General Elec Co                COM              369604103     2645    17090 SH       SOLE                    17090
Gillette Co                    COM              375766102      283     6875 SH       SOLE                     6875
Home Depot Corp                COM              437076102      330     4800 SH       SOLE                     4800
Intel Corp                     COM              458140100      996    12100 SH       SOLE                    12100
International Bus Mach         COM              459200101     1890    17519 SH       SOLE                    17519
Johnson & Johnson              COM              478160104      275     2950 SH       SOLE                     2950
Keycorp                        COM              493267108      205     9256 SH       SOLE                     9256
LSI Logic Corp                 COM              502161102      926    13725 SH       SOLE                    13725
Lilly Eli & Co                 COM              532457108     1158    17418 SH       SOLE                    17418
Lucent Technologies            COM              549463107     3411    45483 SH       SOLE                    45483
MCI Worldcom Inc               COM              55268B106      852    16048 SH       SOLE                    16048
Merck & Co Inc                 COM              589331107     1206    17945 SH       SOLE                    17945
Microsoft Corp                 COM              594918104     2434    20850 SH       SOLE                    20850
Newpark Res Inc                COM              651718504      318    51940 SH       SOLE                    51940
Northern Tr Corp               COM              665859104     1137    21444 SH       SOLE                    21444
Omnicom Group Inc              COM              681919106      260     2600 SH       SOLE                     2600
Policy Mgmt Systems            COM              731108106      795    31100 SH       SOLE                    31100
Procter & Gamble Co            COM              742718109     1249    11401 SH       SOLE                    11401
Royal Dutch Pete Co            COM              780257804      203     3356 SH       SOLE                     3356
SPDR TR                        UNIT SER 1       78462F103     1027     6990 SH       SOLE                     6990
SBC Communications             COM              78387G103      743    15247 SH       SOLE                    15247
Schwab Charles                 COM              808513105      996    26050 SH       SOLE                    26050
Sealed Air Corp                COM              81211K100      894    17250 SH       SOLE                    17250
Sprint Corp                    COM FON GROUP    852061100     1220    18126 SH       SOLE                    18126
Sprint Corp PCS                PCS COM SER 1    852061506      546     5325 SH       SOLE                     5325
State Str Corp                 COM              857477103      200     2800 SH       SOLE                     2800
Sysco Corp                     COM              871829107      245     6200 SH       SOLE                     6200
Tyco Intl Ltd                  COM              902124106     1308    33534 SH       SOLE                    33534
United Technologies            COM              913017109     1134    17450 SH       SOLE                    17450
Wells Fargo & Co               COM              949746101     1201    29695 SH       SOLE                    29695